Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues		¥ 8,658,559	$ 1,326,981	¥ 8,420,751		¥ 7,233,151
Cost of revenues (including related party transactions of RMB24,771, RMB41,591 and RMB61,566 (US$9,435) for the years ended December 31, 2018, 2019 and 2020, respectively)		(961,170)	(147,306)	(960,292)		(820,288)
Gross profit		7,697,389	1,179,675	7,460,459		6,412,863
Operating expenses:
Sales and marketing expenses		(3,246,507)	(497,549)	(3,093,345)		(2,435,236)
General and administrative expenses (including provision for doubtful accounts of RMB2,215, RMB36,676 and RMB95,683 (US$14,664) for the years ended December 31, 2018, 2019 and 2020, respectively)		(381,843)	(58,520)	(317,967)		(314,846)
Product development expenses		(1,364,227)	(209,077)	(1,291,054)		(1,135,247)
Total Operating expenses (including related party transactions of RMB74,302, RMB67,810 and RMB99,763 (US$15,289) for the years ended December 31, 2018, 2019 and 2020, respectively)		(4,992,577)	(765,146)	(4,702,366)		(3,885,329)
Other income, net		443,215	67,926	477,699		341,391
Operating profit		3,148,027	482,455	3,235,792		2,868,925
Interest income (including related party transactions of RMB50,968, RMB47,459 and RMB63,558 (US$9,741) for the years ended December 31, 2018, 2019 and 2020, respectively)		537,389	82,358	469,971		358,811
Earnings/(loss) from equity method investments		(1,246)	(191)	685		24,702
Fair value change of other current and non-current assets		(15,658)	(2,400)	(5,442)		(11,017)
Income before income taxes		3,668,512	562,222	3,701,006		3,241,421
Income tax expense		(260,945)	(39,992)	(500,361)		(377,890)
Net income		3,407,567	522,230	3,200,645		2,863,531
Net loss/(income) attributable to noncontrolling interests		(2,338)	(358)	(679)		7,484
Net income attributable to Autohome Inc.		¥ 3,405,229	$ 521,872	¥ 3,199,966		¥ 2,871,015
Earnings per share for ordinary shares:
Basic | (per share)		¥ 7.13	$ 1.09	¥ 6.75	[1]	¥ 6.10	[1]
Diluted | (per share)		¥ 7.10	$ 1.09	¥ 6.69	[1]	¥ 6.02	[1]
Weighted average number of shares used to compute earnings per share attributable to common stockholders:
Basic	[1]	477,467,268	477,467,268	474,328,384		470,687,884
Diluted	[1]	479,686,380	479,686,380	478,060,988		476,941,516
Net income		¥ 3,407,567	$ 522,230	¥ 3,200,645		¥ 2,863,531
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments		(86,120)	(13,198)	20,040		58,421
Comprehensive income		3,321,447	509,032	3,220,685		2,921,952
Comprehensive loss/(income) attributable to noncontrolling interests		(2,338)	(358)	(679)		7,484
Comprehensive income attributable to Autohome Inc.		¥ 3,319,109	$ 508,674	¥ 3,220,006		¥ 2,929,436
ADR [Member]
Earnings per share for ordinary shares:
Basic | (per share)		¥ 28.53	$ 4.37	¥ 26.99		¥ 24.40
Diluted | (per share)		¥ 28.40	$ 4.35	¥ 26.77		¥ 24.08
Media Services [Member]
Net revenues:
Total net revenues		¥ 3,455,056	$ 529,510	¥ 3,653,767		¥ 3,508,254
Leads Generation Services [Member]
Net revenues:
Total net revenues		3,198,832	490,242	3,275,544		2,870,996
Online Marketplace And Other Service [Member]
Net revenues:
Total net revenues		¥ 2,004,671	$ 307,229	¥ 1,491,440		¥ 853,901

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.